Document and Entity Information	12 Months Ended
Jan. 29, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2012
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264